DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.1%
Beijing Gehua CATV Network Co. Ltd., Class A	41,900	$53,752
Beijing Kunlun Tech Co. Ltd., Class A	35,100	125,615
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	85,600	81,832
China South Publishing & Media Group Co. Ltd., Class A	30,900	47,311
Chinese Universe Publishing and Media Group Co. Ltd., Class A	29,089	44,538
Dr Peng Telecom & Media Group Co. Ltd., Class A*	61,500	56,706
G-bits Network Technology Xiamen Co. Ltd., Class A	1,873	90,122
Hangzhou Shunwang Technology Co. Ltd., Class A	17,900	40,075
Inmyshow Digital Technology Group Co. Ltd., Class A	15,500	29,205
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	85,900	41,059
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	32,800	31,710
Leo Group Co. Ltd., Class A	290,095	136,873
Ourpalm Co. Ltd., Class A*	118,400	109,537
People.cn Co. Ltd., Class A	23,700	69,761
Wasu Media Holding Co. Ltd., Class A	23,800	31,009
Xinhuanet Co. Ltd., Class A	8,850	25,518
Youzu Interactive Co. Ltd., Class A	31,500	52,116
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	33,600	38,960
Zhejiang Huace Film & Television Co. Ltd., Class A	52,800	49,987

(Cost $1,126,028)		1,155,686

Consumer Discretionary - 9.7%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	56,900	77,732
Anhui Xinhua Media Co. Ltd., Class A	25,600	18,670
Anhui Zhongding Sealing Parts Co. Ltd., Class A	31,500	47,599
BAIC BluePark New Energy Technology Co. Ltd., Class A*	90,000	119,621
Beiqi Foton Motor Co. Ltd., Class A*	197,700	106,997
Besttone Holdings Co. Ltd., Class A	13,700	23,342
BTG Hotels Group Co. Ltd., Class A	21,145	77,270
CCOOP Group Co. Ltd., Class A*	102,800	30,116
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,900	173,811
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	6,470	13,558
Chongqing Department Store Co. Ltd., Class A	8,695	38,719
Chongqing Sokon Industry Group Co. Ltd., Class A	10,800	31,973
Chow Tai Seng Jewellery Co. Ltd., Class A	12,500	62,563
DongFeng Automobile Co. Ltd., Class A	34,300	36,862
Eastern Pioneer Driving School Co. Ltd., Class A	10,100	20,697
Ecovacs Robotics Co. Ltd., Class A*	9,633	157,667
Global Top E-Commerce Co. Ltd., Class A*	53,550	37,569
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	13,700	93,876
Hang Zhou Great Star Industrial Co. Ltd., Class A*	23,053	114,741
Hisense Visual Technology Co. Ltd., Class A	33,700	65,265
HLA Corp. Ltd., Class A	55,700	57,370
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	97,140
Jason Furniture Hangzhou Co. Ltd., Class A	13,514	156,779
Joyoung Co. Ltd., Class A	13,100	60,455
Keboda Technology Co. Ltd., Class A	1,900	21,679
KingClean Electric Co. Ltd., Class A	3,500	14,495
Kuang-Chi Technologies Co. Ltd., Class A*	46,100	156,238
Liaoning Cheng Da Co. Ltd., Class A	52,558	178,530
Ningbo Huaxiang Electronic Co. Ltd., Class A	21,500	57,682
Ningbo Joyson Electronic Corp., Class A	35,120	116,426
Ningbo Tuopu Group Co. Ltd., Class A	18,007	103,730
Rainbow Digital Commercial Co. Ltd., Class A	20,600	26,045
Shandong Linglong Tyre Co. Ltd., Class A	29,447	191,243
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,700	113,774
Shenzhen MTC Co. Ltd., Class A*	77,800	71,856
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	41,250	35,109
Sichuan Changhong Electric Co. Ltd., Class A	158,700	63,622
Sou Yu Te Group Co. Ltd., Class A*	79,724	22,004
Suofeiya Home Collection Co. Ltd., Class A	27,418	142,808
Visual China Group Co. Ltd., Class A	18,000	36,941
Wangfujing Group Co. Ltd., Class A	16,630	78,848
Wanxiang Qianchao Co. Ltd., Class A	56,800	42,476
Weifu High-Technology Group Co. Ltd., Class A	21,500	76,313
Wuchan Zhongda Group Co. Ltd., Class A	108,700	78,271
Wuhan Department Store Group Co. Ltd., Class A	19,809	34,454
Xiamen Intretech, Inc., Class A	5,900	58,586
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	57,414	49,752
Zhejiang Semir Garment Co. Ltd., Class A	34,800	49,526

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	65,700	57,641
Zhejiang Yasha Decoration Co. Ltd., Class A	28,800	37,835

(Cost $2,551,993)		3,636,276

Consumer Staples - 7.8%
Anhui Kouzi Distillery Co. Ltd., Class A	15,400	136,440
Anhui Yingjia Distillery Co. Ltd., Class A	10,300	45,342
Beijing Dabeinong Technology Group Co. Ltd., Class A	126,162	194,335
Beijing Yanjing Brewery Co. Ltd., Class A	60,500	64,927
Bestore Co. Ltd., Class A	1,900	19,057
Bright Dairy & Food Co. Ltd., Class A	26,300	72,629
By-health Co. Ltd., Class A	33,900	114,159
C&S Paper Co. Ltd., Class A	28,100	92,417
Chacha Food Co. Ltd., Class A	13,000	114,094
Chongqing Brewery Co. Ltd., Class A	10,300	191,754
Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,738	163,610
COFCO Sugar Holding Co. Ltd., Class A	45,900	74,029
Fu Jian Anjoy Foods Co. Ltd., Class A	5,000	171,205
Fujian Sunner Development Co. Ltd., Class A	26,700	118,566
Guangdong Marubi Biotechnology Co. Ltd., Class A	2,200	17,344
Heilongjiang Agriculture Co. Ltd., Class A	30,400	78,420
Jiajiayue Group Co. Ltd., Class A	10,400	34,509
Laobaixing Pharmacy Chain JSC, Class A	8,754	96,914
New Hope Dairy Co. Ltd., Class A	7,300	21,104
Opple Lighting Co. Ltd., Class A	6,490	32,643
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	109,520	43,400
Proya Cosmetics Co. Ltd., Class A	2,522	65,330
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	25,500	40,812
Shanghai Bailian Group Co. Ltd., Class A	34,400	86,086
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	11,400	171,154
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,000	14,352
Shanghai Jahwa United Co. Ltd., Class A	14,564	103,253
Shanghai Maling Aquarius Co. Ltd., Class A	28,200	37,481
Shenzhen Agricultural Products Group Co. Ltd., Class A	29,200	27,059
Sichuan Swellfun Co. Ltd., Class A	8,399	90,627
Sichuan Teway Food Group Co. Ltd., Class A	5,345	47,092
Tech-Bank Food Co. Ltd., Class A*	39,500	106,889
Toly Bread Co. Ltd., Class A	11,635	100,320
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,800	29,011
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	39,454	120,939

(Cost $2,250,936)		2,937,303

Energy - 2.2%
China Petroleum Engineering Corp.	71,900	30,709
CNOOC Energy Technology & Services Ltd., Class A	87,400	31,938
COFCO Capital Holdings Co. Ltd., Class A	7,900	10,537
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,500	58,074
Guanghui Energy Co. Ltd., Class A*	174,100	73,285
Guizhou Gas Group Corp. Ltd., Class A	9,800	13,993
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	33,000	49,967
Jizhong Energy Resources Co. Ltd., Class A	45,600	24,187
Nanjing Tanker Corp., Class A*	148,600	53,157
Oriental Energy Co. Ltd., Class A	49,600	94,756
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	51,700	38,503
Shanxi Coking Coal Energy Group Co. Ltd., Class A	87,950	68,212
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	51,300	45,324
Sinopec Oilfield Service Corp., Class A*	81,600	25,164
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	24,541	160,819
Yanzhou Coal Mining Co. Ltd., Class A	38,100	56,632

(Cost $742,761)		835,257

Financials - 4.9%
Bank of Guiyang Co. Ltd., Class A	110,600	138,132
Bank of Qingdao Co. Ltd., Class A	35,400	29,366
Bank of Suzhou Co. Ltd., Class A	71,600	86,112
Bank of Xi’an Co. Ltd., Class A	57,200	47,273
Bank of Zhengzhou Co. Ltd., Class A	75,360	44,504
First Capital Securities Co. Ltd., Class A	126,300	154,430
Guolian Securities Co. Ltd., Class A*	24,800	56,938
Huaan Securities Co. Ltd., Class A	93,243	96,902
Huaxi Securities Co. Ltd., Class A	56,400	87,920
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	117,755	136,175
Jiangsu Financial Leasing Co. Ltd., Class A	51,300	41,528
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	93,280	59,402
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	54,400	47,476
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,600	47,265
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	5,600	15,240
Northeast Securities Co. Ltd., Class A	60,349	82,351
Oceanwide Holdings Co. Ltd., Class A	67,000	31,198
Pacific Securities Co. Ltd., Class A*	292,800	150,791
Polaris Bay Group Co. Ltd., Class A*	52,300	92,980
Sealand Securities Co. Ltd., Class A	163,670	118,106
Shaanxi International Trust Co. Ltd., Class A	85,190	44,135

Shanghai AJ Group Co. Ltd., Class A	34,905	37,836
Shanxi Securities Co. Ltd., Class A	92,540	104,590
Wuxi Rural Commercial Bank Co. Ltd., Class A	63,500	68,635
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A*	28,100	15,078

(Cost $1,763,142)		1,834,363

Health Care - 10.4%
Anhui Anke Biotechnology Group Co. Ltd., Class A	40,840	92,127
Apeloa Pharmaceutical Co. Ltd., Class A	25,300	98,111
Beijing SL Pharmaceutical Co. Ltd., Class A	26,500	37,837
Blue Sail Medical Co. Ltd., Class A	26,500	89,607
China Animal Husbandry Industry Co. Ltd., Class A	26,157	55,173
China National Accord Medicines Corp. Ltd., Class A	6,373	38,196
China National Medicines Corp. Ltd., Class A	16,133	94,527
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	22,449	40,152
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,818	67,889
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	26,262	137,516
Dezhan Healthcare Co. Ltd., Class A*	38,500	22,617
Dian Diagnostics Group Co. Ltd., Class A	18,640	97,863
Double Medical Technology, Inc., Class A	1,900	15,683
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	28,000	35,877
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,800	249,118
Guangzhou Wondfo Biotech Co. Ltd., Class A	8,800	100,408
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	30,300	42,515
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	50,150	66,114
Hainan Poly Pharm Co. Ltd., Class A	11,199	78,672
Haisco Pharmaceutical Group Co. Ltd., Class A	6,900	20,629
Harbin Pharmaceutical Group Co. Ltd., Class A*	64,620	27,002
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	11,400	34,892
Humanwell Healthcare Group Co. Ltd., Class A	42,000	192,531
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	25,785	111,680
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	40,000	96,461
Jinyu Bio-Technology Co. Ltd., Class A	48,204	154,895
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	50,256	95,855
Livzon Pharmaceutical Group, Inc., Class A	15,862	91,056
Maccura Biotechnology Co. Ltd., Class A	16,700	104,621
Micro-Tech Nanjing Co. Ltd., Class A	1,634	52,715
Ovctek China, Inc., Class A	13,000	186,837
Realcan Pharmaceutical Group Co. Ltd., Class A*	45,330	32,291
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	24,500	83,713
Shandong Pharmaceutical Glass Co. Ltd., Class A	20,400	116,225
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	8,800	48,250
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,000	46,899
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	70,950	35,445
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,900	106,674
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	25,800	93,366
Tasly Pharmaceutical Group Co. Ltd., Class A	39,000	84,308
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	77,400	48,692
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,262	33,030
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	61,100	115,407
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,000	38,683
Yifan Pharmaceutical Co. Ltd., Class A	31,800	105,567
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	80,140	53,504
Zhejiang Medicine Co. Ltd., Class A	29,000	66,358
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,500	156,430

(Cost $3,175,454)		3,894,018

Industrials - 19.9%
AECC Aero-Engine Control Co. Ltd., Class A	24,600	78,593
Avic Aviation High-Technology Co. Ltd., Class A	29,900	136,511
AVIC Electromechanical Systems Co. Ltd., Class A	83,100	156,449
Avic Heavy Machinery Co. Ltd., Class A	24,100	69,378
AVICOPTER PLC, Class A	12,600	102,812
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	1,900	45,110
Beijing Originwater Technology Co. Ltd., Class A	95,100	111,736

Beijing Watertek Information Technology Co. Ltd., Class A	52,677	28,427
Bohai Leasing Co. Ltd., Class A*	106,300	36,550
Centre Testing International Group Co. Ltd., Class A	71,300	268,578
China Aerospace Times Electronics Co. Ltd., Class A	93,500	99,908
China Aluminum International Engineering Corp. Ltd., Class A	13,200	6,859
China Avionics Systems Co. Ltd., Class A	33,100	87,120
China Baoan Group Co. Ltd., Class A	110,780	165,346
China CAMC Engineering Co. Ltd., Class A	21,282	21,986
China First Heavy Industries, Class A*	117,800	50,858
China High Speed Railway Technology Co. Ltd., Class A	83,596	30,290
China International Marine Containers Group Co. Ltd., Class A	45,920	101,816
China Meheco Co. Ltd., Class A	22,887	49,017
China Merchants Port Group Co. Ltd., Class A	4,500	10,103
China Railway Hi-tech Industry Co. Ltd., Class A	57,200	76,642
China XD Electric Co. Ltd., Class A	88,100	54,880
CITIC Heavy Industries Co. Ltd., Class A	74,600	40,489
CMST Development Co. Ltd., Class A*	37,800	27,627
COSCO SHIPPING Development Co. Ltd., Class A	170,300	68,010
Dalian Port PDA Co. Ltd., Class A	224,820	59,624
Deppon Logistics Co. Ltd., Class A	12,400	27,264
Dongfang Electric Corp. Ltd., Class A	47,800	87,338
East Group Co. Ltd., Class A	39,800	45,105
Eternal Asia Supply Chain Management Ltd., Class A	63,800	41,022
Fangda Carbon New Material Co. Ltd., Class A*	98,100	116,622
Far East Smarter Energy Co. Ltd., Class A	47,700	24,933
Fujian Longking Co. Ltd., Class A	32,100	43,853
Gotion High-tech Co. Ltd., Class A*	43,881	249,599
Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,500	129,242
Guangshen Railway Co. Ltd., Class A	145,600	48,717
Guangxi Liugong Machinery Co. Ltd., Class A	44,330	62,474
Guangzhou Port Co. Ltd., Class A	53,200	26,577
Guosheng Financial Holding, Inc., Class A*	49,887	75,075
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,600	67,252
Henan Pinggao Electric Co. Ltd., Class A	35,000	34,323
Hongfa Technology Co. Ltd., Class A	22,280	177,092
Huaihe Energy Group Co. Ltd., Class A	66,800	21,424
Infore Environment Technology Group Co. Ltd., Class A	40,700	54,158
Inner Mongolia First Machinery Group Co. Ltd., Class A	36,300	58,378
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	18,400	126,308
Jihua Group Corp. Ltd., Class A	94,300	38,241
Juneyao Airlines Co. Ltd., Class A	25,340	49,816
Ming Yang Smart Energy Group Ltd., Class A	32,200	101,831
North Industries Group Red Arrow Co. Ltd., Class A	29,847	41,557
North Navigation Control Technology Co. Ltd., Class A*	44,700	54,862
Orient Group, Inc., Class A*	127,690	67,334
Qingdao Port International Co. Ltd., Class A	30,100	30,585
Qingdao TGOOD Electric Co. Ltd., Class A	25,681	117,486
Saurer Intelligent Technology Co. Ltd., Class A*	48,800	24,304
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	76,674
Shandong Hi-speed Co. Ltd., Class A	25,600	24,749
Shanghai Construction Group Co. Ltd., Class A	191,200	86,969
Shanghai Environment Group Co. Ltd., Class A	28,940	53,681
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,849	39,099
Shanghai Tunnel Engineering Co. Ltd., Class A	81,100	66,525
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	16,000	34,564
Shanxi Coal International Energy Group Co. Ltd., Class A	34,000	34,181
Shenzhen Airport Co. Ltd., Class A	44,000	54,954
Shenzhen Colibri Technologies Co. Ltd., Class A	3,500	10,356
Shenzhen Tagen Group Co. Ltd., Class A	56,209	52,521
Siasun Robot & Automation Co. Ltd., Class A*	53,400	100,040
Sichuan Road & Bridge Co. Ltd., Class A	81,900	65,540
Sieyuan Electric Co. Ltd., Class A	26,080	102,181
Sinochem International Corp., Class A	59,000	46,305
Sinoma International Engineering Co., Class A	44,750	64,998
Sinotrans Ltd., Class A	67,700	47,183
State Grid Yingda Co. Ltd., Class A*	27,000	25,062
STO Express Co. Ltd., Class A	26,300	41,201
Sungrow Power Supply Co. Ltd., Class A	43,700	582,711
Sunwoda Electronic Co. Ltd., Class A	47,100	179,598
Suzhou Anjie Technology Co. Ltd., Class A*	12,050	28,111
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	69,200	102,645
TangShan Port Group Co. Ltd., Class A	127,274	47,099
TBEA Co. Ltd., Class A	159,200	297,756

Tian Di Science & Technology Co. Ltd., Class A	71,100	34,642
Tianjin Port Co. Ltd., Class A	51,864	37,186
Topsec Technologies Group, Inc., Class A*	40,280	129,744
Tus Environmental Science And Technology Development Co. Ltd., Class A*	36,900	32,203
Wolong Electric Group Co. Ltd., Class A	33,739	61,178
Xiamen C & D, Inc., Class A	73,800	94,448
Xiamen ITG Group Corp. Ltd., Class A	56,248	56,026
Xinjiang Communications Construction Group Co. Ltd., Class A	8,300	13,758
Xuji Electric Co. Ltd., Class A	25,900	53,753
Yantai Eddie Precision Machinery Co. Ltd., Class A	7,700	87,976
Zhefu Holding Group Co. Ltd., Class A	69,200	53,670
Zhejiang Dingli Machinery Co. Ltd., Class A	8,320	147,299
Zhejiang Kaishan Compressor Co. Ltd., Class A*	17,000	39,922
Zhejiang Wanliyang Co. Ltd., Class A	28,800	34,637
Zhejiang Weiming Environment Protection Co. Ltd., Class A	16,176	51,455
Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,880	76,965
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	44,700	102,006
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	61,000	42,043

(Cost $5,614,702)		7,441,105

Information Technology - 14.6%
Accelink Technologies Co. Ltd., Class A	17,900	67,400
Addsino Co. Ltd., Class A	55,000	169,525
Amlogic Shanghai Co. Ltd., Class A	8,800	124,710
Anhui Tatfook Technology Co. Ltd., Class A*	16,440	25,805
Arcsoft Corp. Ltd., Class A	8,600	70,174
Beijing E-Hualu Information Technology Co. Ltd., Class A	16,740	68,736
Beijing Jetsen Technology Co. Ltd., Class A*	88,500	45,031
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	36,219	53,556
Beijing Teamsun Technology Co. Ltd., Class A	47,160	54,828
Beijing Thunisoft Corp. Ltd., Class A	28,000	81,986
Beijing Ultrapower Software Co. Ltd., Class A*	84,200	58,552
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	36,600	55,587
Changsha Jingjia Microelectronics Co. Ltd., Class A	6,400	69,057
China TransInfo Technology Co. Ltd., Class A	33,900	85,723
Doushen Beijing Education & Technology, Inc., Class A*	29,820	45,335
Eastern Communications Co. Ltd., Class A	20,400	45,735
Flat Glass Group Co. Ltd., Class A	14,400	71,850
Fujian Star-net Communication Co. Ltd., Class A	20,000	64,390
GCI Science & Technology Co. Ltd., Class A	14,600	31,269
GCL System Integration Technology Co. Ltd., Class A*	150,700	81,095
GRG Banking Equipment Co. Ltd., Class A	51,500	76,629
Guangdong Ellington Electronics Technology Co. Ltd., Class A	17,100	18,061
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A*	30,600	145,415
Guangzhou Haige Communications Group, Inc. Co., Class A	79,200	115,891
Guomai Technologies, Inc., Class A	21,600	22,348
Hangzhou First Applied Material Co. Ltd., Class A	13,166	183,010
Hangzhou Silan Microelectronics Co. Ltd., Class A	33,780	140,631
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	35,300	78,650
Holitech Technology Co. Ltd., Class A	80,300	42,593
Huagong Tech Co. Ltd., Class A	34,459	112,906
Hubei Kaile Science & Technology Co. Ltd., Class A*	42,800	59,724
Hytera Communications Corp. Ltd., Class A*	39,500	34,472
Ingenic Semiconductor Co. Ltd., Class A*	8,000	79,105
IRICO Display Devices Co. Ltd., Class A*	30,700	40,141
Leyard Optoelectronic Co. Ltd., Class A	76,400	83,404
MLS Co. Ltd., Class A	31,900	61,926
Neusoft Corp., Class A*	37,400	56,225
Newland Digital Technology Co. Ltd., Class A	31,540	70,272
PCI-Suntek Technology Co. Ltd., Class A	60,400	63,981
Raytron Technology Co. Ltd., Class A	9,405	143,856
Rockchip Electronics Co. Ltd., Class A	2,000	19,736
Shanghai 2345 Network Holding Group Co. Ltd., Class A	245,848	75,815
Shanghai Belling Co. Ltd., Class A	24,200	54,329
Shenzhen Aisidi Co. Ltd., Class A	26,600	37,118
Shenzhen Everwin Precision Technology Co. Ltd., Class A	25,780	94,685
Shenzhen Kaifa Technology Co. Ltd., Class A	37,900	120,967
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	25,800	61,542
Shenzhen Kinwong Electronic Co. Ltd., Class A	10,920	47,196
Shenzhen Sunlord Electronics Co. Ltd., Class A	27,700	147,522
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,100	30,407
Sinosoft Co. Ltd., Class A	10,900	61,143

StarPower Semiconductor Ltd., Class A	2,100	73,179
Taiji Computer Corp. Ltd., Class A	17,419	60,861
Thunder Software Technology Co. Ltd., Class A	12,700	235,573
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,900	59,472
Tianma Microelectronics Co. Ltd., Class A	42,200	97,732
Tianshui Huatian Technology Co. Ltd., Class A	94,200	187,369
TongFu Microelectronics Co. Ltd., Class A*	28,400	105,972
Visionox Technology, Inc., Class A*	35,300	53,613
Wangsu Science & Technology Co. Ltd., Class A	84,300	86,698
Westone Information Industry, Inc., Class A	25,204	66,494
Wonders Information Co. Ltd., Class A*	35,694	101,543
Wuhu Token Science Co. Ltd., Class A	105,100	130,777
Wuxi Taiji Industry Co. Ltd., Class A	63,300	87,842
Xiamen Faratronic Co. Ltd., Class A	5,800	79,942
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,200	19,812
Zhejiang Crystal-Optech Co. Ltd., Class A	52,262	89,045
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	27,600	159,118

(Cost $4,704,911)		5,445,086

Materials - 21.8%
ADAMA Ltd., Class A	18,700	24,999
Angang Steel Co. Ltd., Class A	98,100	49,009
BBMG Corp., Class A	179,100	78,980
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	60,600	62,791
Beijing Shougang Co. Ltd., Class A*	68,100	41,896
Chengzhi Co. Ltd., Class A*	26,909	53,150
China Hainan Rubber Industry Group Co. Ltd., Class A	73,500	62,105
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	59,200	47,284
China West Construction Group Co. Ltd., Class A	21,700	29,244
Chongqing Iron & Steel Co. Ltd., Class A*	252,100	57,530
COFCO Biotechnology Co. Ltd., Class A	48,085	68,581
CSG Holding Co. Ltd., Class A	58,961	59,274
Elion Energy Co. Ltd., Class A	58,800	26,836
Fangda Special Steel Technology Co. Ltd., Class A*	46,246	51,269
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	134,500	32,767
GEM Co. Ltd., Class A	164,352	190,314
Grace Fabric Technology Co. Ltd., Class A	7,500	12,582
Guangdong HEC Technology Holding Co. Ltd., Class A*	64,705	50,882
Guangdong Hongda Blasting Co. Ltd., Class A	22,500	109,351
Guangdong Tapai Group Co. Ltd., Class A	30,600	59,261
Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,020	179,857
Hainan Mining Co. Ltd., Class A*	16,800	14,144
Hangzhou Iron & Steel Co., Class A	58,010	45,796
Hesteel Co. Ltd., Class A*	182,400	62,155
Hongda Xingye Co. Ltd., Class A	77,878	47,191
Hoshine Silicon Industry Co. Ltd., Class A	6,000	43,111
Huafon Chemical Co. Ltd., Class A	59,700	125,743
Huafon Microfibre Shanghai Technology Co. Ltd.	52,950	49,476
Huaibei Mining Holdings Co. Ltd., Class A	18,700	31,082
Huapont Life Sciences Co. Ltd., Class A	67,950	52,595
Huaxin Cement Co. Ltd., Class A	29,272	101,057
Hubei Xingfa Chemicals Group Co. Ltd., Class A	24,020	48,222
Hunan Gold Corp. Ltd., Class A	36,100	46,700
Hunan Valin Steel Co. Ltd., Class A	79,020	71,155
Jiangsu Eastern Shenghong Co. Ltd., Class A	41,400	90,646
Jiangsu Shagang Co. Ltd., Class A	75,800	114,305
Jiangsu Yangnong Chemical Co. Ltd., Class A	8,000	165,342
Jilin Yatai Group Co. Ltd., Class A*	139,600	62,422
Jinduicheng Molybdenum Co. Ltd., Class A	41,600	40,026
Kingfa Sci & Tech Co. Ltd., Class A	77,026	299,767
Lianhe Chemical Technology Co. Ltd., Class A	31,559	124,037
Liuzhou Iron & Steel Co. Ltd., Class A	22,100	20,309
Luxi Chemical Group Co. Ltd., Class A	48,900	131,044
Maanshan Iron & Steel Co. Ltd., Class A	102,500	43,462
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,500	92,215
Nanjing Iron & Steel Co. Ltd., Class A	132,000	68,793
Ningbo Shanshan Co. Ltd., Class A	48,961	108,031
ORG Technology Co. Ltd., Class A	72,650	56,906
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	184,500	60,879
Red Avenue New Materials Group Co. Ltd., Class A	7,500	43,100
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,700	43,157
Sansteel Minguang Co. Ltd. Fujian, Class A	52,650	54,229
SGIS Songshan Co. Ltd., Class A	52,000	34,878
Shandong Chenming Paper Holdings Ltd., Class A	52,550	89,697
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	48,761	320,061
Shandong Iron and Steel Co. Ltd., Class A*	235,130	51,844
Shandong Nanshan Aluminum Co. Ltd., Class A	308,000	195,661
Shandong Sinocera Functional Material Co. Ltd., Class A	33,000	229,175

Shandong Sun Paper Industry JSC Ltd., Class A	67,100	182,610
Shanghai Huayi Group Co. Ltd., Class A	24,000	27,088
Shanxi Taigang Stainless Steel Co. Ltd., Class A	97,900	58,267
Shanying International Holding Co. Ltd., Class A*	138,200	80,335
Shenghe Resources Holding Co. Ltd., Class A*	60,290	204,514
Shenzhen Jinjia Group Co. Ltd., Class A	37,600	59,251
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,040	95,573
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	107,300	77,760
Sichuan Hebang Biotechnology Co. Ltd., Class A*	227,680	50,202
Sinoma Science & Technology Co. Ltd., Class A	28,700	100,807
Skshu Paint Co. Ltd., Class A	4,600	127,521
Tangshan Jidong Cement Co. Ltd., Class A	40,481	94,250
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,200	106,720
Tibet Summit Resources Co. Ltd., Class A*	19,620	28,376
Tongkun Group Co. Ltd., Class A	68,400	270,098
Tongling Nonferrous Metals Group Co. Ltd., Class A	316,500	144,939
Transfar Zhilian Co. Ltd., Class A	56,000	53,103
Weihai Guangwei Composites Co. Ltd., Class A	11,100	124,564
Western Mining Co. Ltd., Class A	81,900	198,263
Xiamen Tungsten Co. Ltd., Class A	36,220	110,802
Xinfengming Group Co. Ltd., Class A	12,016	36,129
Xinjiang Tianshan Cement Co. Ltd., Class A	27,000	66,152
Xinjiang Zhongtai Chemical Co. Ltd., Class A	73,700	120,229
Xinxing Ductile Iron Pipes Co. Ltd., Class A	102,850	58,835
Xinyu Iron & Steel Co. Ltd., Class A	68,500	46,579
Yintai Gold Co. Ltd., Class A	71,508	95,814
Yunnan Aluminium Co. Ltd., Class A*	67,200	98,953
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	109,300	92,186
Yunnan Copper Co. Ltd., Class A*	43,800	105,963
Yunnan Tin Co. Ltd., Class A*	43,030	103,503
Zhejiang Hailiang Co. Ltd., Class A	41,900	58,533
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	43,100	58,680
Zhejiang Jinke Culture Industry Co. Ltd., Class A*	75,491	43,766
Zhejiang Juhua Co. Ltd., Class A	57,990	77,970
Zhejiang Runtu Co. Ltd., Class A	29,600	48,242
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,860	20,845
Zhejiang Satellite Petrochemical Co. Ltd., Class A	21,000	141,209
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	30,515	41,452

(Cost $5,529,469)		8,136,458

Real Estate - 3.3%
Beijing Capital Development Co. Ltd., Class A	55,400	48,605
Beijing Urban Construction Investment & Development Co. Ltd., Class A	58,220	42,910
China Enterprise Co. Ltd., Class A	78,500	41,153
China Merchants Property Operation & Service Co. Ltd., Class A	18,200	52,702
China Sports Industry Group Co. Ltd., Class A	28,701	50,361
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	7,000	10,156
Cinda Real Estate Co. Ltd., Class A	36,800	22,413
Financial Street Holdings Co. Ltd., Class A	51,300	48,014
Grandjoy Holdings Group Co. Ltd., Class A	55,200	35,918
Greattown Holdings Ltd., Class A	68,464	41,276
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	66,800	48,925
HNA Infrastructure Investment Group Co. Ltd., Class A*	67,100	81,217
Huafa Industrial Co. Ltd. Zhuhai, Class A	72,740	70,659
Nanjing Gaoke Co. Ltd., Class A	37,020	57,081
Red Star Macalline Group Corp. Ltd., Class A	19,000	26,162
Shanghai Industrial Development Co. Ltd., Class A	39,590	28,629
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,600	27,082
Shanghai Shimao Co. Ltd., Class A	48,300	35,226
Shanghai SMI Holding Co. Ltd., Class A	54,300	40,858
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	33,100	86,711
Shenzhen Huaqiang Industry Co. Ltd., Class A	13,440	24,619
Sichuan Languang Development Co. Ltd., Class A	65,165	44,512
Suning Universal Co. Ltd., Class A	65,200	47,351
Tahoe Group Co. Ltd., Class A*	42,700	21,727
Tianjin Guangyu Development Co. Ltd., Class A	24,000	21,537
Zhejiang China Commodities City Group Co. Ltd., Class A	116,900	91,566
Zhongtian Financial Group Co. Ltd., Class A*	180,500	79,041

(Cost $1,281,255)		1,226,411

Utilities - 2.1%
An Hui Wenergy Co. Ltd., Class A	48,700	29,135
Beijing Capital Co. Ltd., Class A	189,190	85,471
CECEP Wind-Power Corp., Class A	85,700	46,645

Chengdu Xingrong Environment Co. Ltd., Class A	77,000	59,244
Chongqing Gas Group Corp. Ltd., Class A	8,000	7,969
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	74,800	72,660
Hubei Energy Group Co. Ltd., Class A	83,900	46,701
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	99,800	35,700
Jinko Power Technology Co. Ltd., Class A	35,600	33,594
Jointo Energy Investment Co. Ltd. Hebei, Class A	30,800	23,128
Luenmei Quantum Co. Ltd., Class A	39,350	60,128
Shanghai Electric Power Co. Ltd., Class A	44,900	47,009
Shenergy Co. Ltd., Class A	105,449	84,711
Shenzhen Energy Group Co. Ltd., Class A	61,260	54,408
Shenzhen Gas Corp. Ltd., Class A	24,700	25,326
State Grid Information & Communication Co. Ltd., Class A	15,400	33,125
Zhongshan Public Utilities Group Co. Ltd., Class A	37,960	47,468

(Cost $793,651)		792,422

TOTAL COMMON STOCKS (Cost $29,534,302)		37,334,385

TOTAL INVESTMENTS - 99.8% (Cost $29,534,302)		$37,334,385
Other assets and liabilities, net - 0.2%		61,247

NET ASSETS - 100.0%		$37,395,632

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$37,334,385	$—	$—	$37,334,385

TOTAL	$37,334,385	$—	$—	$37,334,385

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2021, the amount of transfers from Level 3 to Level 1 was $ 68,258. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.